Income Taxes	12 Months Ended
Dec. 31, 2015
Income Taxes

(11) Income Taxes

The Company has filed, for prior taxable years through its taxable year ended December 31, 2013, a consolidated U.S. federal tax return, which includes all of its wholly owned domestic subsidiaries. For its taxable year commencing January 1, 2014, the Company filed, and intends to continue to file, as a REIT, and its TRSs filed, and intend to continue to file, as C corporations. The Company also files tax returns in various states and countries. The Company’s state tax returns reflect different combinations of the Company’s subsidiaries and are dependent on the connection each subsidiary has with a particular state. The following information pertains to the Company’s income taxes on a consolidated basis.

Income tax expense (benefit) consists of the following:

	Current	Deferred	Total
Year ended December 31, 2015:
U.S. federal	$7,686	$(930)	$6,756
State and local	1,746	(246)	1,500
Foreign	1,527	12,275	13,802

	$10,959	$11,099	$22,058

Year ended December 31, 2014:
U.S. federal	$8,721	$(119,014)	$(110,293)
State and local	2,632	(2,909)	(277)
Foreign	692	(214)	478

	$12,045	$(122,137)	$(110,092)

Year ended December 31, 2013:
U.S. federal	$930	$21,681	$22,611
State and local	1,609	1,165	2,774
Foreign	1,553	(4,097)	(2,544)

	$4,092	$18,749	$22,841

The income tax provision for the year ended December 31, 2014 is net of the deferred tax benefit due to the REIT conversion of $120,081. As of December 31, 2015 and 2014, the Company had income taxes payable of $524 and $308, respectively, included in accrued expenses. The U.S. and foreign components of earnings before income taxes are as follows:

	2015	2014	2013
U.S.	$282,774	$144,298	$62,506
Foreign	1,854	(872)	474

Total	$284,628	$143,426	$62,980

A reconciliation of significant differences between the reported amount of income tax expense and the expected amount of income tax expense that would result from applying the U.S. federal statutory income tax rate of 35 percent to income before taxes is as follows:

	2015	2014	2013
Income tax expense at U.S. federal statutory rate	$99,620	$50,199	$22,043
Tax adjustment related to REIT (a)	(92,073)	(44,891)	—
State and local income taxes, net of federal income tax benefit	1,180	1,017	3,585
Book expenses not deductible for tax purposes	2,117	2,061	1,351
Stock-based compensation	66	(33)	65
Valuation allowance (b)	13,818	—	(1,097)
Rate change (c)	90	91	(2,565)
Deferred tax adjustment due to REIT conversion	—	(120,081)	—
Other differences, net	(2,760)	1,545	(541)

Income tax expense	$22,058	$(110,092)	$22,841

(a)	Includes dividend paid deduction of $83,750 and $62,937 for the tax years ended December 31, 2015 and 2014, respectively.
(b)	In May of 2015, Puerto Rico’s “Act 72 of 2015” was signed into law. Under the enacted legislation, significant changes to the 2011 Internal Revenue Code rendered the Company’s tax planning strategy to provide a source of taxable income to support recognition of deferred tax assets in Puerto Rico no longer feasible. As a result, for the year ended December 31, 2015, a non-cash valuation allowance of $13,818 was recorded to income tax expense due to our limited ability to utilize the Puerto Rico deferred tax assets in future years.
(c)	In 2013, the “Tax Burden Adjustment and Redistribution Act” was signed into law. Under the enacted legislation, the Puerto Rico corporate income tax rate was increased to 39% from 30%. As a result, a non-cash benefit of $2,479 to income tax expense was recorded for the increase of the Puerto Rico net deferred tax asset. Also in 2013, British Columbia Bill 2 was signed into law. The enacted legislation increased the general corporate income tax rate to 11% from 10%. As a result, a non-cash benefit of $86 to income tax expense was recorded for the increase of the Canadian net deferred tax asset.

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and (liabilities) are presented below:

	2015	2014
Deferred tax assets:
Allowance for doubtful accounts	$722	$255
Accrued liabilities not deducted for tax purposes	4,362	4,703
Asset retirement obligation	97	79
Net operating loss carry forwards	12,762	11,881
Tax credit carry forwards	155	209
Charitable contributions carry forward	6	9
Property, plant and equipment	1,080	65
Investment in partnerships	246	354

Gross deferred tax assets	19,430	17,555
Less: valuation allowance	(13,827)	(9)

Net deferred tax assets	5,603	17,546

Deferred tax liabilities:
Intangibles	(6,303)	(4,321)

Gross deferred tax liabilities	(6,303)	(4,321)

Net deferred tax (liabilities) assets	$(700)	$13,225

Classification in the consolidated balance sheets:
Current deferred tax assets	$1,352	$729
Noncurrent deferred tax assets	—	12,496
Noncurrent deferred tax liabilities	(2,052)	—

Net deferred tax (liabilities) assets	$(700)	$13,225

As of December 31, 2015, we have approximately $257,839 of U.S. net operating loss carry forwards to offset future taxable income. Of this amount, $4,011 is subject to an IRC §382 limitation. These carry forwards expire between 2020 through 2032. In addition, we have $4,822 of various credits available to offset future U.S. federal income tax.

As of December 31, 2015 we have approximately $488,294 of state net operating loss carry forwards before valuation allowances. These state net operating losses are available to reduce future taxable income and expire at various times and amounts. In addition, we have $201 of various credits available to offset future state income tax. There was no valuation allowance related to state net operating loss carry forwards as of December 31, 2015 and 2014. The net change in the total state valuation allowance for each of the years ended December 31, 2014, and 2013 was a decrease of $2,322 and $1,087, respectively. There was no net charge in the total state valuation allowance for the year ended December 31, 2015. The decrease in 2014 was primarily due to the adjustment of deferred tax assets and related valuation allowance for assets and liabilities of REIT operations no longer subject to state income taxes at the REIT level, which had the effect of valuing these assets at an expected rate of 0%.

During 2015, we generated $2,156 of Puerto Rico net operating losses. As of December 31, 2015, we had approximately $30,523 of Puerto Rico net operating loss carry forwards before valuation allowances. These Puerto Rico net operating losses are available to offset future taxable income. These carry forwards expire between 2016 and 2025. In addition, we have $155 of alternative minimum tax credits available to offset future Puerto Rico income tax.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in those jurisdictions during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carry back and carry forward periods), projected future taxable income, and tax-planning strategies in making this assessment. In order to fully realize the deferred tax assets, the Company will need to generate future taxable income before the expiration of the carry forwards governed by the tax code. Based on the current level of pretax earnings and significant changes in Puerto Rico tax legislation, the Company will not generate the minimum amount of future taxable income to support the realization of the deferred tax assets. As a result, management has determined that a valuation allowance related to Puerto Rico net operating loss carry forwards and other deferred tax assets is necessary. The valuation allowance for these deferred tax assets as of December 31, 2015 and 2014 was $13,827 and $9, respectively. The net change in the total valuation allowance for the years ended December 31, 2015 and 2014 was an increase of $13,818. The amount of the deferred tax asset considered realizable, however, could be adjusted in the near term if estimates of future taxable income during the carry forward period increase.

We have not recognized a deferred tax liability of approximately $9,041 for the undistributed earnings of our Canadian operations that arose in 2015 and prior years as management considers these earnings to be indefinitely invested outside the U.S. As of December 31, 2015, the undistributed earnings of these subsidiaries were approximately $25,831.

Under ASC 740, we provide for uncertain tax positions, and the related interest, and adjust recognized tax benefits and accrued interest accordingly. We do not have any unrecognized tax benefits that, if recognized in future periods, would impact our effective tax rate for the years ended December 31, 2015 and 2014.

We are subject to income taxes in the U.S. and nearly all states. In addition, the Company is subject to income taxes in Canada and the Commonwealth of Puerto Rico. We are no longer subject to U.S federal income tax examinations by tax authorities for years prior to 2012, or for any U.S. state income tax audit prior to 2007. The IRS has completed a review of the 2013 income tax return.    With respect to Canada and Puerto Rico, we are no longer subject to income tax audits for years before 2012 and 2011, respectively.

LAMAR MEDIA CORP [Member]
Income Taxes

(6) Income Taxes

Income tax expense (benefit) consists of the following:

	Current	Deferred	Total
Year ended December 31, 2015:
U.S. federal	7,686	(930)	6,756
State and local	1,746	(246)	1,500
Foreign	1,527	12,275	13,802

	$10,959	$11,099	$22,058

Year ended December 31, 2014:
U.S. federal	8,993	(151,191)	(142,198)
State and local	2,579	(4,124)	(1,545)
Foreign	692	(213)	479

	$12,264	$(155,528)	$(143,264)

Year ended December 31, 2013:
U.S. federal	$930	$21,798	$22,728
State and local	1,609	1,184	2,793
Foreign	1,553	(4,097)	(2,544)

	$4,092	$18,885	$22,977

The income tax provision for the year ended December 31, 2014 is net of the deferred tax benefit due to REIT conversion of approximately $153,472. As of December 31, 2015 and December 31, 2014, the Company had income taxes payable of $524 and $308, respectively, included in accrued expenses.

The U.S. and foreign components of earnings before income taxes are as follows:

	2015	2014	2013
U.S.	$283,107	$144,643	$62,841
Foreign	1,854	(872)	474

Total	$284,961	$143,771	$63,315

A reconciliation of significant differences between the reported amount of income tax expense and the expected amount of income tax expense that would result from applying the U.S. federal statutory income tax rate of 35 percent to income before taxes is as follows:

	2015	2014	2013
Income tax expense at U.S. federal statutory rate	$99,736	$50,320	$22,160
Tax adjustment related to REIT (a)	(92,189)	(45,012)	—
State and local income taxes, net of federal income tax benefit	1,180	1,017	3,601
Book expenses not deductible for tax purposes	2,117	2,061	1,351
Stock-based compensation	66	(33)	65
Valuation allowance (b)	13,818	—	(1,094)
Rate Change (c)	90	91	(2,565)
Deferred tax adjustment due to REIT conversion	—	(153,472)	—
Other differences, net	(2,760)	1,764	(541)

Income tax expense	$22,058	$(143,264)	$22,977

(a)	Includes dividend paid deduction of $83,866 and $63,058 for the tax years ended 2015 and 2014, respectively.
(b)	In 2015, Puerto Rico’s “Act 72 of 2015” was signed into law. Under the enacted legislation, significant changes to the 2011 Internal Revenue Code rendered the Company’s tax planning strategy to provide a source of taxable income to support recognition of deferred tax assets in Puerto Rico no longer feasible. As a result, a non-cash valuation allowance of $13,818 was recorded to income tax expense due to our limited ability to utilize the Puerto Rico deferred tax assets in future years.
(c)	In 2013, the “Tax Burden Adjustment and Redistribution Act” was signed into law. Under the enacted legislation, the Puerto Rico corporate income tax rate was increased to 39% from 30%. As a result, a non-cash benefit of $2,479 to income tax expense was recorded for the increase of the Puerto Rico net deferred tax asset. Also in 2013, British Columbia Bill 2 was signed into law. The enacted legislation increased the general corporate income tax rate to 11% from 10%. As a result, a non-cash benefit of $86 to income tax expense was recorded for the increase of the Canadian net deferred tax asset.

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and (liabilities) are presented below:

	2015	2014
Deferred tax assets:
Allowance for doubtful accounts	$722	$255
Accrued liabilities not deducted for tax purposes	4,362	4,703
Asset retirement obligation	97	79
Net operating loss carry forwards	12,762	11,881
Tax credit carry forwards	155	209
Charitable contributions carry forward	6	9
Property, plant and equipment	1,080	65
Investment in partnership	246	354

Gross deferred tax assets	19,430	17,555
Less: valuation allowance	(13,827)	(9)

Net deferred tax assets	5,603	17,546

Deferred tax liabilities:
Intangibles	(6,303)	(4,321)

Gross deferred tax liabilities	(6,303)	(4,321)

Net deferred tax (liabilities) assets	(700)	$13,225

Classification in the consolidated balance sheets:
Current deferred tax assets	$1,352	$729
Noncurrent deferred tax assets	—	12,496
Noncurrent deferred tax liabilities	(2,052)	—

Net deferred tax (liabilities) assets	$(700)	$13,225

As of December 31, 2015, we have approximately $122,078 of U.S. net operating loss carry forwards to offset future taxable income. Of this amount, $4,011 is subject to an IRC §382 limitation. These carry forwards expire between 2020 and 2032. In addition, we have $19,593 of various credits available to offset future U.S. federal income tax.

As of December 31, 2015, we have approximately $450,573 state net operating loss carry forwards before valuation allowances. These state net operating losses are available to reduce future taxable income and expire at various times and amounts. In addition, we have $201 of various credits available to offset future state income tax. There was no valuation allowance related to state net operating loss carry forwards as of December 31, 2015 and December 31, 2014. The net change in the total state valuation allowance for each of the years ended December 31, 2014, and 2013 was a decrease of $1,751 and $1,085, respectively. There was no net charge in the total state valuation allowance for the year ended December 31, 2015. The decrease in 2014 was primarily due to the adjustment of deferred tax assets and related to valuation allowance for assets and liabilities of REIT operations no longer subject to state income taxes at the REIT level, which had the effect of valuing these assets at an expected rate of 0%.

During 2015 we generated $2,156 of Puerto Rico net operating losses. As of December 31, 2015, we had approximately $30,523 of Puerto Rico net operating loss carry forwards before valuation allowances. These Puerto Rico net operating losses are available to offset future taxable income. These carry forwards expire between 2016 and 2025. In addition, we have $155 of alternative minimum tax credits available to offset future Puerto Rico income tax.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in those jurisdictions during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carry back and carry forward periods), projected future taxable income, and tax-planning strategies in making this assessment. In order to fully realize the deferred tax assets, the Company will need to generate future taxable income before the expiration of the carry forwards governed by the tax code. Based on the current level of pretax earnings and significant changes in Puerto Rico tax legislation, the Company will not generate the minimum amount of future taxable income to support the realization of the deferred tax assets. As a result, management has determined that a valuation allowance related to Puerto Rico net operating loss carry forwards and other deferred tax assets is necessary. The valuation allowance for these deferred tax assets as of December 31, 2015 and 2014 was $13,827 and $9, respectively. The net change in the total valuation allowance for the years ended December 31, 2015 and 2014 was an increase of $13,818. The amount of the deferred tax asset considered realizable, however, could be adjusted in the near term if estimates of future taxable income during the carry forward period increase.

We have not recognized a deferred tax liability of approximately $9,041 for the undistributed earnings of our Canadian operations that arose in 2015 and prior years as management considers these earnings to be indefinitely invested outside the U.S. As of December 31, 2015, the undistributed earnings of these subsidiaries were approximately $25,831.

Under ASC 740, we provide for uncertain tax positions, and the related interest, and adjust recognized tax benefits and accrued interest accordingly. As of December 31, 2015 and 2014, we do not have any unrecognized tax benefits that, if recognized in future periods, would impact our effective tax rate.

We are subject to income taxes in the U.S. and nearly all states. In addition, the Company is subject to income taxes in Canada and the Commonwealth of Puerto Rico. We are no longer subject to U.S federal income tax examinations by tax authorities for years prior to 2012, or for any U.S. state income tax audit prior to 2007. The IRS has completed a review of the 2013 income tax return.    With respect to Canada and Puerto Rico, we are no longer subject to income tax audits for years before 2012 and 2011, respectively.